Note 16 - Stock-based Compensation Plans - Summary of Restricted Share Units Activity (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Vested or expected to vest at January 31, 2019, weighted-average exercise price (in dollars per share)	$ 21.41
Vested or expected to vest at January 31, 2019 (Year)	4 years 255 days
Vested or expected to vest at January 31, 2019, aggregate intrinsic value	$ 8.7
Restricted Stock Units (RSUs) [Member]
Number of Units Outstanding (in shares)	299,020	263,235
Weighted-Average Grant Date Fair Value, PSU (in dollars per share)	$ 12.80	$ 11.17
Weighted-Average Remaining Contractual, PSU (Year)	5 years 219 days	6 years 36 days	6 years 255 days
Aggregate Intrinsic Value, PSU	$ 10.6	$ 8.1	$ 5.7
Number of PSUs Granted (in shares)	38,046	35,785
PSUs Granted, Weighted-Average Granted Date Fair Value (in dollars per share)	$ 27.96	$ 23.14
Number of Units Outstanding (in shares)	337,066	299,020	263,235
Weighted-Average Grant Date Fair Value, PSU (in dollars per share)	$ 14.42	$ 12.80	$ 11.17
Vested or expected to vest at January 31, 2019, RSU (in shares)	337,066
Vested or expected to vest at January 31, 2019, weighted-average exercise price (in dollars per share)	$ 14.42
Vested or expected to vest at January 31, 2019 (Year)	5 years 219 days
Vested or expected to vest at January 31, 2019, aggregate intrinsic value	$ 10.6
Exercisable at January 31, 2018, number of units (in shares)	299,773
Exercisable at January 31, 2018, PSU weighted-average granted date fair value (in dollars per share)	$ 12.93
Exercisable at January 31, 2018, Weighted-Average Remaining Contractual, PSU (Year)	5 years 73 days
Exercisable at January 31, 2018, Aggregate Intrinsic Value, PSU	$ 9.4